Related party transactions (Tables)	12 Months Ended
Mar. 31, 2016
Related party transactions
Schedule of due from related parties, current

	2016	2015
Receivable from related parties	$1,991	$921
Loan due from related party	—	50
Loans due from employees	189	150

Total due from related parties, current	$2,180	$1,121

Schedule of due to related parties, current
	2016	2015
Payable to related parties	518	508

Total due to related parties, current	$518	$508

Schedule of turnovers of related parties
	For the years ended March 31,
	2016	2015	2014
Sales of services	5,592	3,618	4,522
Purchase of goods	708	947	1,548
Purchase of services	267	1,620	527